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1933 Act Rule 497(c)

1933 Act File No. 333-96461

1940 Act File No. 811-09813

November 20, 2012

VIA EDGAR SUBMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Scout Funds (“Registrant”)
File Nos. 333-96461 and 811-09813

Dear Sir or Madam:

Enclosed for filing pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information for the Scout International Fund and Scout International Discovery Fund series of the Registrant in the prospectus dated October 31, 2012, as filed pursuant to Rule 497(c) under the 1933 Act on October 31, 2012 (Accession Number: 0001450791-12-000247).

Please direct any questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ J. Stephen Feinour, Jr.

J. Stephen Feinour, Jr., Esquire

cc: Michael P. O’Hare, Esquire